Staff costs and Directors Remuneration	12 Months Ended
Dec. 31, 2020
Disclosure of Staff costs and Directors Remuneration [Abstract]
Disclosure Of Staff Costs And Directors Remuneration Explanatory [Text Block]

Note 11     Staff costs and Directors’ Remuneration

	2020	2019	2018
Number of employees at year end (a)	437	439	457
Amounts in US$ ‘000
Wages and salaries	49,338	55,325	52,644
Share-based payments (b) (Note 31)	8,444	2,717	5,446
Social security charges	5,712	6,888	7,464
Director’s fees and allowance	2,094	3,266	2,876
	65,588	68,196	68,430

Recognized as follows:
Production and operating costs	15,217	14,542	18,603
Geological and geophysical expenses	12,893	18,448	15,527
Administrative expenses	37,478	35,206	34,300
	65,588	68,196	68,430

Board of Directors’ and key managers’ remuneration
Salaries and fees	8,641	13,483	12,452
Share-based payments	7,170	2,251	2,918
Other benefits in kind	232	262	272
	16,043	15,996	15,642
(a)	Unaudited.
(b)	The increase in share-based payments in 2020 is explained by the accrual of the 2019 VCP and the 2020 Plan, which were granted in November 2019 and February 2020, respectively.

Directors’ Remuneration

	Executive		Executive		Non-Executive	Director Fees	Cash Equivalent
	Directors’ Fees		Directors’ Bonus		Directors’ Fees	Paid in Shares	Total Remuneration
	(in US$)		(in US$)		(in US$)	(No. of Shares)	(in US$)
Gerald O’Shaughnessy	325,000		—		—	—	325,000
James F. Park	650,000	(a)	650,000	(b)	—	—	1,300,000
Pedro E. Aylwin (c)	—		—		—	—	—
Juan Cristóbal Pavez (d)	—		—		27,500	7,465	122,719
Carlos Gulisano (e)	—		—		62,500	9,002	162,497
Robert Bedingfield (f)	—		—		27,500	14,592	185,628
Jamie Coulter	—		—		22,500	6,874	111,031
Constantin Papadimitriou	—		—		25,000	13,967	176,875
Somit Varma	—		—		—	4,152	35,624
Sylvia Escovar Gomez	—		—		—	4,152	35,624
(a)	The annual salary for US$ 800,000 was voluntary reduced as one of the initiatives to reduce the impact of COVID-19 and oil price crisis.
(b)	The 2019 annual bonus approved by the Compensation Committee for US$ 798,698 was only received partially in cash for US$ 650,000.
(c)	Pedro E. Aylwin has a service contract that provides for him to act as Director of Legal and Governance.
(d)	Compensation Committee Chairman until his resignation on June 10, 2020. Afterwards the Chairman is Constantin Papadimitriou.
(e)	Technical Committee Chairman.
(f)	Audit Committee Chairman.

During 2020, Director’s fees were voluntary reduced as part of the measures implemented to reduce the impact of the COVID-19 and oil price crisis (see Note 1.1).

In January 2020, 439,075 shares were issued to certain Directors as a consequence of the vesting of the 2016 Value Creation Plan (“VCP”). See Note 31.